Subordinated indebtedness	9 Months Ended
Jul. 31, 2025
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Subordinated indebtedness
Note 8. Subordinated indebtedness
On January 31, 2025, we redeemed all US$38 million of our Floating Rate Subordinated Capital Debentures due 2084. On February 28, 2025, we redeemed all US$10 million of our Floating Rate Subordinated Capital Debentures due 2085.
On April 2, 2025, we issued $1.25 billion principal amount of 4.15% Debentures due April 2, 2035. The Debentures bear interest at a fixed rate of 4.15% per annum (paid semi-annually) until April 2, 2030, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.72%
per annum (paid quarterly) thereafter until maturity on April 2, 2035. The debentures qualify as Tier 2 capital.
On July 21, 2025, we redeemed all $1.0 billion of our 2.01% Debentures due July 21, 2030. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon. The debentures qualified as Tier 2 capital.